Form 5500, Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Schedule of Asset Held for Investment [Line Items]
Form 5500, Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
Lockheed Martin Corporation Salaried Savings Plan
Employer Identification Number 52-1893632, Plan Number 017
Form 5500, Schedule H, Line 4i – Schedule of Assets (Held at End of Year) *
(in thousands, excluding shares or units)
December 31, 2025

	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(d) Cost	(e) Current Value
(a)
*	Notes receivable from participants	Interest rates ranging from 4.25% to 10.0%; varying maturities	$—	287,426

*    Party-in-interest for which a statutory exemption exists.